Trade Accounts Receivable - Schedule of Trade Accounts Receivable (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2025	Dec. 31, 2024
Current receivables:
Current receivables		$ 3,315,808	$ 3,171,270
Overdue receivables:
Overdue receivables		532,032	564,270
Expected credit losses		(108,772)	(89,060)
Present value adjustment		(2,826)	(4,119)
Trade accounts receivable, net	[1]	3,847,840	3,735,540
From 1 to 30 days [Member]
Overdue receivables:
Overdue receivables		433,003	444,687
From 31 to 60 days [Member]
Overdue receivables:
Overdue receivables		56,165	61,314
From 61 to 90 days [Member]
Overdue receivables:
Overdue receivables		15,515	20,603
Above 90 days [Member]
Overdue receivables:
Overdue receivables		138,947	130,845
Domestic Sales [Member]
Current receivables:
Current receivables		2,167,147	1,994,667
Foreign Sales [Member]
Current receivables:
Current receivables		$ 1,148,661	$ 1,176,603

[1]	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.